Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129667
Shareholder Report [Line Items]
Fund Name	Target 2025 Fund
Class Name	Investor Class
Trading Symbol	TRRVX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2025 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2025 Fund - Investor Class	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2025 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,523	9,394	9,511
2015	9,705	9,895	9,776
2016	9,268	9,142	9,298
2016	9,860	10,022	9,915
2016	10,209	10,468	10,247
2016	10,128	10,717	10,208
2017	10,632	11,546	10,724
2017	11,010	11,795	11,041
2017	11,287	12,150	11,286
2017	11,638	13,104	11,766
2018	11,751	13,419	11,851
2018	11,751	13,572	11,923
2018	11,979	14,610	12,247
2018	11,570	13,828	11,781
2019	11,939	14,096	12,087
2019	12,019	13,911	12,083
2019	12,499	14,801	12,570
2019	12,899	15,970	13,103
2020	12,715	15,069	12,751
2020	12,704	15,505	12,822
2020	13,875	17,975	13,863
2020	14,487	19,008	14,448
2021	15,168	20,393	14,991
2021	15,896	22,314	15,756
2021	16,346	23,914	16,213
2021	16,143	24,014	16,043
2022	15,650	22,900	15,607
2022	14,857	21,492	14,839
2022	14,332	20,738	14,332
2022	14,477	21,420	14,571
2023	14,475	21,051	14,662
2023	14,716	21,929	14,921
2023	15,161	23,798	15,358
2023	15,294	24,121	15,484
2024	16,177	27,072	16,368
2024	16,553	27,978	16,708
2024	17,268	30,020	17,555
2024	17,606	32,439	17,834
2025	17,683	31,819	17,929
2025	17,815	31,648	18,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2025 Fund (Investor Class)	7.62%	7.00%	5.94%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2025 Index (Strategy Benchmark)	8.82	7.23	6.16

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 453,289,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,856,000
InvestmentCompanyPortfolioTurnover	25.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$453,289 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	40.1%
Domestic Equity Funds	30.7
International Bond Funds	13.4
International Equity Funds	11.4
Short-Term and Other	4.4

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.6%
T. Rowe Price New Income Fund	14.4
T. Rowe Price Value Fund	6.1
T. Rowe Price Growth Stock Fund	5.7
T. Rowe Price International Bond Fund (USD Hedged)	5.7
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price International Value Equity Fund	3.5
T. Rowe Price Dynamic Global Bond Fund	3.4
T. Rowe Price Overseas Stock Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129666
Shareholder Report [Line Items]
Fund Name	Target 2025 Fund
Class Name	Advisor Class
Trading Symbol	PAJRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2025 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2025 Fund - Advisor Class	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2025 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,522	9,394	9,511
2015	9,704	9,895	9,776
2016	9,258	9,142	9,298
2016	9,841	10,022	9,915
2016	10,181	10,468	10,247
2016	10,092	10,717	10,208
2017	10,595	11,546	10,724
2017	10,954	11,795	11,041
2017	11,221	12,150	11,286
2017	11,570	13,104	11,766
2018	11,674	13,419	11,851
2018	11,664	13,572	11,923
2018	11,882	14,610	12,247
2018	11,465	13,828	11,781
2019	11,820	14,096	12,087
2019	11,899	13,911	12,083
2019	12,366	14,801	12,570
2019	12,753	15,970	13,103
2020	12,570	15,069	12,751
2020	12,550	15,505	12,822
2020	13,699	17,975	13,863
2020	14,284	19,008	14,448
2021	14,948	20,393	14,991
2021	15,657	22,314	15,756
2021	16,092	23,914	16,213
2021	15,880	24,014	16,043
2022	15,389	22,900	15,607
2022	14,595	21,492	14,839
2022	14,066	20,738	14,332
2022	14,209	21,420	14,571
2023	14,196	21,051	14,662
2023	14,421	21,929	14,921
2023	14,847	23,798	15,358
2023	14,966	24,121	15,484
2024	15,822	27,072	16,368
2024	16,178	27,978	16,708
2024	16,865	30,020	17,555
2024	17,196	32,439	17,834
2025	17,249	31,819	17,929
2025	17,365	31,648	18,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2025 Fund (Advisor Class)	7.34%	6.71%	5.67%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2025 Index (Strategy Benchmark)	8.82	7.23	6.16

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 453,289,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,856,000
InvestmentCompanyPortfolioTurnover	25.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$453,289 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	40.1%
Domestic Equity Funds	30.7
International Bond Funds	13.4
International Equity Funds	11.4
Short-Term and Other	4.4

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.6%
T. Rowe Price New Income Fund	14.4
T. Rowe Price Value Fund	6.1
T. Rowe Price Growth Stock Fund	5.7
T. Rowe Price International Bond Fund (USD Hedged)	5.7
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price International Value Equity Fund	3.5
T. Rowe Price Dynamic Global Bond Fund	3.4
T. Rowe Price Overseas Stock Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169044
Shareholder Report [Line Items]
Fund Name	Target 2025 Fund
Class Name	I Class
Trading Symbol	TRVVX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2025 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2025 Fund - I Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2025 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	498,555	496,422	498,279
5/31/16	530,347	544,231	531,384
8/31/16	549,133	568,440	549,135
11/30/16	545,279	581,943	547,043
2/28/17	572,395	626,947	574,731
5/31/17	592,767	640,512	591,694
8/31/17	607,673	659,747	604,829
11/30/17	627,051	711,555	630,542
2/28/18	633,129	728,662	635,116
5/31/18	633,643	736,982	638,951
8/31/18	646,480	793,335	656,335
11/30/18	624,400	750,879	631,344
2/28/19	644,104	765,454	647,752
5/31/19	648,963	755,379	647,550
8/31/19	675,418	803,727	673,667
11/30/19	697,014	867,195	702,207
2/29/20	687,578	818,289	683,326
5/31/20	687,017	841,972	687,179
8/31/20	750,900	976,058	742,918
11/30/20	783,962	1,032,167	774,294
2/28/21	820,800	1,107,368	803,384
5/31/21	860,797	1,211,696	844,395
8/31/21	885,722	1,298,577	868,901
11/30/21	875,288	1,304,032	859,761
2/28/22	849,090	1,243,505	836,394
5/31/22	806,060	1,167,058	795,274
8/31/22	777,575	1,126,100	768,105
11/30/22	786,060	1,163,163	780,881
2/28/23	786,324	1,143,118	785,759
5/31/23	799,441	1,190,804	799,657
8/31/23	823,706	1,292,283	823,078
11/30/23	831,576	1,309,822	829,804
2/29/24	880,099	1,470,073	877,186
5/31/24	900,614	1,519,264	895,397
8/31/24	939,593	1,630,142	940,801
11/30/24	959,424	1,761,518	955,779
2/28/25	963,428	1,727,827	960,828
5/31/25	970,666	1,718,566	974,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2025 Fund (I Class)	7.78%	7.16%	7.43%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	14.27
S&P Target Date 2025 Index (Strategy Benchmark)	8.82	7.23	7.47

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 453,289,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,856,000
InvestmentCompanyPortfolioTurnover	25.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$453,289 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	40.1%
Domestic Equity Funds	30.7
International Bond Funds	13.4
International Equity Funds	11.4
Short-Term and Other	4.4

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.6%
T. Rowe Price New Income Fund	14.4
T. Rowe Price Value Fund	6.1
T. Rowe Price Growth Stock Fund	5.7
T. Rowe Price International Bond Fund (USD Hedged)	5.7
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price International Value Equity Fund	3.5
T. Rowe Price Dynamic Global Bond Fund	3.4
T. Rowe Price Overseas Stock Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless